Cover	May 06, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2025
Entity File Number	814-00818
Entity Registrant Name	PHENIXFIN CORPORATION
Entity Central Index Key	0001490349
Entity Tax Identification Number	27-4576073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	859-0390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PFX
Security Exchange Name	NASDAQ
5.25% Notes due 2028
Title of 12(b) Security	5.25% Notes due 2028
Trading Symbol	PFXNZ
Security Exchange Name	NASDAQ